T. ROWE PRICE Target 2020 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 57.1%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  58,505 1,277 2,820 12,280,755 58,334
New Income Fund  46,206 1,563 2,413 5,820,731 47,206
International Bond Fund (USD
Hedged)  15,745 1,422 826 1,962,510 16,681
Emerging Markets Bond Fund  10,964 342 557 1,193,172 11,132
Dynamic Global Bond Fund  10,796 759 569 1,419,475 10,930
High Yield Fund  10,269 341 476 1,747,425 10,432
U.S. Treasury Long-Term Index
Fund  9,149 241 579 1,236,527 9,546
Dynamic Credit Fund  4,190 157 225 469,234 4,158
Floating Rate Fund  3,915 140 691 363,333 3,375
Total Bond Mutual Funds (Cost $182,357) 171,794
EQUITY MUTUAL FUNDS 40.2%
T. Rowe Price Funds:
Value Fund  17,657 261 820 359,123 17,813
Growth Stock Fund  16,420 240 1,189 150,230 15,878
Hedged Equity Fund  12,105 181 774 974,135 12,157
U.S. Large-Cap Core Fund  11,595 172 546 268,735 11,709
Equity Index 500 Fund  8,778 799 548 64,395 9,585
Overseas Stock Fund  8,814 128 423 629,095 8,770
International Value Equity Fund  8,432 122 302 461,783 8,580
Real Assets Fund  7,863 172 346 522,271 7,991
International Stock Fund  7,517 114 275 366,862 7,781
Mid-Cap Growth Fund  4,344 62 263 38,931 4,272
Mid-Cap Value Fund  4,061 56 329 108,412 3,908
Emerging Markets Discovery Stock
Fund  2,982 46 129 208,727 3,004
Emerging Markets Stock Fund  2,517 41 105 72,536 2,540
Small-Cap Value Fund  2,460 34 161 43,226 2,482
Small-Cap Stock Fund  2,323 31 71 38,211 2,426
New Horizons Fund (2) 1,873 28 69 32,886 1,926
Total Equity Mutual Funds (Cost $79,929) 120,822
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  30 1,215 1,215 309 31
Total Other Mutual Funds (Cost $30) 31

T. ROWE PRICE Target 2020 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds  2.7%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 7,220 2,832 2,016 8,036,197 8,036
Total Short-Term Investments (Cost $8,036) 8,036
Total Investments in Securities 100.0%
(Cost $270,352) $ 300,683
Other Assets Less Liabilities (0.0)% (138)
Net Assets 100.0% $ 300,545
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (3) $ 36 $ 80
Dynamic Global Bond Fund  (55) (56) 157
Emerging Markets Bond Fund  (85) 383 180
Emerging Markets Discovery Stock Fund  3 105 —
Emerging Markets Stock Fund  14 87 —
Equity Index 500 Fund  92 556 31
Floating Rate Fund  (17) 11 85
Growth Stock Fund  724 407 —
Hedged Equity Fund  126 645 —
High Yield Fund  (35) 298 190
International Bond Fund (USD Hedged)  (56) 340 156
International Stock Fund  57 425 —
International Value Equity Fund  56 328 —
Limited Duration Inflation Focused Bond Fund  (139) 1,372 98
Mid-Cap Growth Fund  68 129 —
Mid-Cap Value Fund  70 120 —
New Horizons Fund  11 94 —
New Income Fund  (280) 1,850 581
Overseas Stock Fund  134 251 —
Real Assets Fund  9 302 —
Small-Cap Stock Fund  18 143 —
Small-Cap Value Fund  37 149 —
Transition Fund  (5) 1 —
U.S. Large-Cap Core Fund  130 488 —
U.S. Treasury Long-Term Index Fund  (152) 735 94
Value Fund  240 715 —
U.S. Treasury Money Fund, 5.36% — — 105
Totals $ 962# $ 9,914 $ 1,757+

T. ROWE PRICE Target 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,757 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2020 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F185-054Q1 08/24